Financial Risk and Capital Management	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
Financial Risk and Capital Management [Text Block]

13. Financial Risk and Capital Management

The Company is exposed in varying degrees to a variety of financial instrument related risks. The Board of Directors approves and monitors the risk management processes, inclusive of documented investment policies, counterparty limits, and controlling and reporting structures. The type of risk exposure and the way in which such exposure is managed is provided as follows:

Credit Risk

Credit risk is the risk that one party to a financial instrument will fail to discharge an obligation and cause the other party to incur a financial loss. The Company’s primary exposure to credit risk is on its cash, and cash equivalents. The majority of cash is deposited in bank accounts held with major banks in Canada and the United States. As most of the Company’s cash is held by two banks there is a concentration of credit risk. This risk is managed by using major banks that are high credit quality financial institutions as determined by rating agencies. The Company’s secondary exposure to risk is on its receivables. The risk is considered to be minimal.

Liquidity Risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they fall due. The Company has a planning and budgeting process in place to help determine the funds required to support the Company’s normal operating requirements on an ongoing basis. The Company ensures that there are sufficient funds to meet its short-term business requirements, taking into account its anticipated cash flows from operations and its holdings of cash and cash equivalents.

Historically, the Company's sole source of funding has been the issuance of equity securities for cash, primarily through private placements. The Company’s access to financing is always uncertain. There can be no assurance of continued access to significant equity funding.

The following is an analysis of the contractual maturities of the Company’s non-derivative financial liabilities as at December 31, 2017:

		Between One
	Within One	and Five	More Than
	Year	Years	Five Years
Trade Payables and Accrued Liabilities	$1,777,483	$-	$-

Foreign Exchange Risk

Foreign exchange risk is the risk that the fair values of future cash flows of a financial instrument will fluctuate because they are denominated in currencies that differ from the respective functional currency. The Company does not hedge its exposure to fluctuations in foreign exchange rates.

The following is an analysis of the United States dollar equivalent of financial assets and liabilities that are denominated in Canadian dollars:

	December 31,	December 31,
	2017	2016
Cash and cash equivalents	$-	$21,933
Trade payables and accrued liabilities	(232,147)	(140,756)
Net	$(232,147)	$(118,823)

Based on the above net exposures, a 1% change in the Canadian dollar to United States dollar exchange rate would impact the Company’s net loss by $2,321 and $1,188 at December 31, 2017 and December 31, 2016, respectively.

Interest Rate Risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is exposed to interest rate risk on its cash equivalents as these instruments have original maturities of three months or less and are therefore exposed to interest rate fluctuations on renewal. A 1% change in market interest rates would not have a significant impact on the Company’s net loss.